Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Compensation and related benefits	$ 1,978	$ 2,042
Professional fees	719	2,929
Preclinical and clinical costs	1,002	1,820
Insurance premiums	1,476	1,423
Other	350	852
Total	$ 5,525	$ 9,066